Income Taxes - Unrecognized Tax Benefits Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of beginning of the year	$ 5,925	$ 6,308	$ 10,295
Additions of tax positions of prior years	56	3,815	4,955
Settlements	0	0	(5,843)
Reductions due to lapse of the statute of limitations	(1,899)	(4,196)	(3,054)
Foreign currency exchange change	(1)	(2)	(45)
Balance as of end of the year	$ 4,081	$ 5,925	$ 6,308